Accounts Receivables, net - Schedule of Accounts Receivable Allowance (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
US$
Balance, beginning	$ (46,706)	$ 0
Addition	(62,094)	(46,981)
Write off	0	0
Effect of exchange rate difference	520	275
Ending,balance	$ (108,280)	$ (46,706)